Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 22, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based On:
Year(1) (a)	Summary Compensation Table Total for Former PEO(2) (b)	Compensation Actually Paid to Former PEO(3) (c)	Summary Compensation Table Total for Current PEO(2A) (d)	Compensation Actually Paid to Current PEO(3A) (e)	Average Summary Compensation Table Total for Non-PEO NEOs(4) (f)	Average Compensation Actually Paid to Non-PEO NEOs(5) (g)	Total Shareholder Return(6) (h)	Peer Group Total Shareholder Return(7) (i)	Net Income (Loss) (in thousands)(8) (j)	Revenue (in thousands)(9) (h)
2023	$3,827,483	$144,984	$7,301,009	$3,806,763	$1,712,674	$1,290,595	$121	$89	$(545,062)	$983,705
2022	$8,401,283	$(36,557,042)	$—	$—	$3,337,772	$(11,908,990)	$258	$78	$(657,939)	$1,981,872
2021	$1,118,030	$43,604,574	$—	$—	$1,546,408	$10,871,879	$3,595	$107	$(1,743,751)	$1,146,290
2020	$48,086,018	$84,787,218	$—	$—	$17,068,972	$29,793,244	$2,802	$153	$(418,259)	$474,598

Company Selected Measure Name			•Revenue
Named Executive Officers, Footnote
(1)Mr. Stanley C. Erck served as our former President and Chief Executive Officer, during 2020, 2021, 2022 and 2023, until he retired from such position on January 23, 2023. Mr. John C. Jacobs has served as our President and Chief Executive Officer since January 23, 2023. The Other NEOs reflected in columns (f) and (g) above represent the following individuals for each of the years shown:
2023 – James Kelly, Filip Dubovsky M.D., John Trizzino, and Mark Casey
2022 – James Kelly, John Trizzino, Gregory Glenn, and John Herrmann III
2021 – James Kelly, Gregory Covino, John Trizzino, Gregory Glenn, and John Herrmann III
2020 – Gregory Covino, John Trizzino, Gregory Glenn, and John Herrmann III

Peer Group Issuers, Footnote			Represents the weighted cumulative total return on $100 invested as of the last day of public trading in fiscal year 2019 through the last day of public trading in the applicable fiscal year for which the cumulative total return is reported, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2000 Growth Biotechnology Subsector Index for all four fiscal years disclosed, which is the same peer group used in our Annual Report on Form 10-K for each of these years for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.
PEO Total Compensation Amount				$ 8,401,283	$ 1,118,030	$ 48,086,018
PEO Actually Paid Compensation Amount				(36,557,042)	43,604,574	84,787,218
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Erck and Mr. Jacobs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our current PEO, our former PEO, or the Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEOs’ and the Other NEOs’ total compensation for each year to determine the compensation actually paid for the relevant year:

	2023			2022		2021		2020
	Former PEO	Current PEO	Non-PEO NEOs	Former PEO	Non-PEO NEOs	Former PEO	Non-PEO NEOs	Former PEO	Non-PEO NEOs
Summary Compensation Table Total	$3,827,483	$7,301,009	$1,712,674	$8,401,283	$3,337,772	$1,118,030	$1,546,408	$48,086,018	$17,068,972
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	$(3,191,787)	$(5,971,358)	$(1,116,961)	$(7,310,966)	$(2,660,411)	$—	$(999,607)	$(46,825,974)	$(16,497,414)
Year End Fair Value of Equity Awards Granted in the Year	$—	$2,477,112	$827,412	$850,358	$309,440	$—	$582,765	$49,077,607	$13,584,409
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(277,020)	$—	$(77,716)	$(8,258,670)	$(3,694,679)	$10,034,931	$2,592,920	$22,186,722	$8,538,763
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(213,693)	$—	$(54,814)	$(30,239,047)	$(9,201,112)	$32,451,613	$7,477,076	$12,262,845	$7,098,514
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—	$—	$—	$—	$—	$(327,683)	$—	$—
Total Equity Award Adjustments	$(3,682,500)	$(3,494,246)	$(422,079)	$(44,958,325)	$(15,246,762)	$42,486,544	$9,325,471	$36,701,200	$12,724,272
Compensation Actually Paid	$144,984	$3,806,763	$1,290,595	$(36,557,042)	$(11,908,990)	$43,604,574	$10,871,879	$84,787,218	$29,793,244
			(a) Compensation Actually Paid excludes the amounts reported in the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table.
Non-PEO NEO Average Total Compensation Amount			$ 1,712,674	3,337,772	1,546,408	17,068,972
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,290,595	(11,908,990)	10,871,879	29,793,244
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (c) and column (e) represent the amount of “compensation actually paid” to Mr. Erck and Mr. Jacobs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our current PEO, our former PEO, or the Other NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEOs’ and the Other NEOs’ total compensation for each year to determine the compensation actually paid for the relevant year:

	2023			2022		2021		2020
	Former PEO	Current PEO	Non-PEO NEOs	Former PEO	Non-PEO NEOs	Former PEO	Non-PEO NEOs	Former PEO	Non-PEO NEOs
Summary Compensation Table Total	$3,827,483	$7,301,009	$1,712,674	$8,401,283	$3,337,772	$1,118,030	$1,546,408	$48,086,018	$17,068,972
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table(a)	$(3,191,787)	$(5,971,358)	$(1,116,961)	$(7,310,966)	$(2,660,411)	$—	$(999,607)	$(46,825,974)	$(16,497,414)
Year End Fair Value of Equity Awards Granted in the Year	$—	$2,477,112	$827,412	$850,358	$309,440	$—	$582,765	$49,077,607	$13,584,409
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$(277,020)	$—	$(77,716)	$(8,258,670)	$(3,694,679)	$10,034,931	$2,592,920	$22,186,722	$8,538,763
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(213,693)	$—	$(54,814)	$(30,239,047)	$(9,201,112)	$32,451,613	$7,477,076	$12,262,845	$7,098,514
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—	$—	$—	$—	$—	$—	$(327,683)	$—	$—
Total Equity Award Adjustments	$(3,682,500)	$(3,494,246)	$(422,079)	$(44,958,325)	$(15,246,762)	$42,486,544	$9,325,471	$36,701,200	$12,724,272
Compensation Actually Paid	$144,984	$3,806,763	$1,290,595	$(36,557,042)	$(11,908,990)	$43,604,574	$10,871,879	$84,787,218	$29,793,244
			(a) Compensation Actually Paid excludes the amounts reported in the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table.
Compensation Actually Paid vs. Total Shareholder Return	TSR: Compensation Actually Paid and Cumulative TSR
The following chart compares compensation actually paid to (i) the cumulative total return on $100 invested as of the end of fiscal year 2019 in the Company’s Common Stock and (ii) the weighted cumulative total return on $100 invested as of the end of fiscal year 2019 for the Russell 2000 Growth Biotechnology Subsector Index, in each case, for the four most recently completed fiscal years:

Compensation Actually Paid vs. Net Income			Net Income: Compensation Actually Paid and Net Income (Loss) The following chart compares compensation actually paid to our net income (loss) during the four most recently completed fiscal years:
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Company Selected Measure – Revenue The following chart compares compensation actually paid to our revenue during the four most recently completed fiscal years:
Total Shareholder Return Vs Peer Group	TSR: Company versus Peer Group
The following chart compares (i) the cumulative total return on $100 invested as of the end of fiscal year 2019 in the Company’s Common Stock and (ii) the weighted cumulative total return on $100 invested as of the end of fiscal year 2019 for the Russell 2000 Growth Biotechnology Subsector Index, in each case, for the four most recently completed fiscal years:

Tabular List, Table
The performance measures listed below represent the most important financial performance measures used by the Company to link compensation actually paid to the current PEO and the Other NEOs in 2023 to the Company’s performance:

•Revenue (our CSM)
•Relative TSR (the Company’s TSR as compared to a peer group)
•Net income

Total Shareholder Return Amount			$ 121	258	3,595	2,802
Peer Group Total Shareholder Return Amount			89	78	107	153
Net Income (Loss)			$ (545,062,000)	$ (657,939,000)	$ (1,743,751,000)	$ (418,259,000)
Company Selected Measure Amount			983,705,000	1,981,872,000	1,146,290,000	474,598,000
PEO Name	Stanley C. Erck	John C. Jacobs		Stanley C. Erck	Stanley C. Erck	Stanley C. Erck
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, the following table reports the compensation of our CEO (our Principal Executive Officer, or PEO) and the average compensation of the Named Executive Officers other than our PEO (Other NEOs or Non-PEO NEOs) as reported in the Summary Compensation Table in our proxy statements for the past three years, as well as their “compensation actually paid” (CAP), as calculated pursuant to recently adopted SEC rules and certain financial performance measures required by the rules. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The dollar amounts reported in column (b) and column (d) are the amounts of total compensation reported for Mr. Erck and Mr. Jacobs, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s Other NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”
For the values of equity awards included in the above table, fair values are calculated in accordance with FASB ASC Topic 718. which, in the case of performance-based awards, are based on the probable outcome of the performance conditions as of the applicable measuring date or actual performance results approved by the Compensation Committee as of the applicable vesting date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant.
			Represents the cumulative total return on $100 invested in the Company’s Common Stock as of the last day of public trading of the Company’s Common Stock in fiscal year 2019 through the last day of public trading of the Company’s Common Stock in the applicable fiscal year for which the cumulative total return is reported. The Company did not pay dividends for any of 2023, 2022, 2021, or 2020.The dollar amounts reported represent the amount of net income (loss) reflected in our Annual Report on Form 10-K for the applicable year. The dollar amounts reported represent the amount of revenue reflected in our Annual Report on Form 10-K for the applicable year. We have identified revenue as our company selected measure (“CSM”) as we believe it represents the most important financial performance measure used to link compensation actually paid to our NEOs to Company performance.
Measure:: 1
Pay vs Performance Disclosure
Name			•Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Net income
Stanley C. Erck [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,827,483	$ 8,401,283	$ 1,118,030	$ 48,086,018
PEO Actually Paid Compensation Amount			144,984	(36,557,042)	43,604,574	84,787,218
John C. Jacobs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,301,009
PEO Actually Paid Compensation Amount			3,806,763
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(44,958,325)	42,486,544	36,701,200
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,310,966)	0	(46,825,974)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				850,358	0	49,077,607
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(8,258,670)	10,034,931	22,186,722
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(30,239,047)	32,451,613	12,262,845
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Stanley C. Erck [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,682,500)
PEO | Stanley C. Erck [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,191,787)
PEO | Stanley C. Erck [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stanley C. Erck [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(277,020)
PEO | Stanley C. Erck [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(213,693)
PEO | Stanley C. Erck [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,494,246)
PEO | John C. Jacobs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,971,358)
PEO | John C. Jacobs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,477,112
PEO | John C. Jacobs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | John C. Jacobs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(422,079)	(15,246,762)	9,325,471	12,724,272
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,116,961)	(2,660,411)	(999,607)	(16,497,414)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			827,412	309,440	582,765	13,584,409
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(77,716)	(3,694,679)	2,592,920	8,538,763
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(54,814)	(9,201,112)	7,477,076	7,098,514
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ (327,683)	$ 0